Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
According to components -
Raw materials, auxiliary materials and consumables	$ 3,585	$ 772	$ 2,129
Salaries, wages and related expenses	1,412	293	807
Other	733	499	1,376
Total	$ 5,730	$ 1,563	$ 4,312